RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes restricted stock unit transactions in the years ended December 31, 2012, 2011 and 2010:

	Number of units
	Directors	Management companies	Total	Fair value
Granted	29,571	29,572	59,143	$22.23
Units outstanding as of December 31, 2010	29,571	29,572	59,143	$22.27
Granted	46,593	46,596	93,189	$13.95
Units outstanding as of December 31, 2011	76,164	76,168	152,332	$13.67
Settled	(9,857)	(9,857)	(19,714)	$13.63
Units outstanding as of December 31, 2012	66,307	66,311	132,618	$5.25